Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust ("Trust") (File Nos. 333-160595 and 811-22311)

Schwab® Fundamental U.S. Broad Market Index ETF

Schwab® Fundamental U.S. Large Company Index ETF

Schwab® Fundamental U.S. Small Company Index ETF

Schwab® Fundamental International Large Company Index ETF

Schwab® Fundamental International Small Company Index ETF

Schwab® Fundamental Emerging Markets Large Company Index ETF

Schwab® U.S. REIT ETF

Post-Effective Amendment No. 124

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated June 26, 2020, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin Nesbitt

Robin Nesbitt

Corporate Counsel